Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders
12. Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2020	2021	2022
	(in thousands, except share and per share data)
Basic net profit (loss) per share
Numerator:
Allocation of net profit (loss)	3,914	(74,933)	(195,405)
Net income allocated to preferred shareholders	3,189	-	-

Allocation of net profit (loss) attributable to Ordinary shareholders	725	(74,933)	(195,405)
Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	21,120,208	101,737,026	157,691,173
Basic net profit (loss) per share attributable to Ordinary shareholders	0.03	(0.74)	(1.24)

Diluted net profit (loss) per share
Numerator:
Allocation of net profit (loss) attributable for diluted computation	725	(74,933)	(195,405)

Denominator:
Shares used in computing net earnings per share of ordinary share, basic	21,120,208	101,737,026	157,691,173
Weighted average effect of dilutive securities - effect of stock-based awards	7,517,593	-	-
Weighted-average shares used in computing net profit (loss) per share attributable to Ordinary shareholders	28,637,801	101,737,026	157,691,173
Diluted net profit (loss) per share attributable to ordinary shareholders	0.03	(0.74)	(1.24)

The potential shares of Ordinary Shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year Ended December 31,
	2020	2021	2022
Convertible preferred shares	92,946,600
Unvested RSU’s	-	443,018	1,348,682
Outstanding warrants to Ordinary Shares	-	7,902,480	2,713,701
Warrants to convertible shares	312,600	-	-
Outstanding share options	-	10,132,154	9,054,293
Total	93,259,200	18,477,652	13,116,676